Submission	Jan. 24, 2025
Submission [Line Items]
Central Index Key	0001764013
Registrant Name	Immunovant, Inc.
Registration File Number	333-275419
Form Type	S-3
Submission Type	424B3
Fee Exhibit Type	EX-FILING FEES